UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3181


Federated Short-Term Municipal Trust
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(Exact name of registrant as specified in charter)

5800 Corporate Drive
Pittsburgh, PA  15237-7000
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(Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
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(Name and address of agent for service)

Registrant's telephone number, including area code:  412-288-1900

Date of reporting period: 7/1/2006 - 6/30/2007

Federated Short-Term Municipal Trust

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Federated Short-Term Municipal Trust

By (Signature and Title)/s/ John B. Fisher
                     John B. Fisher
                     Principal Executive Officer and President

Date:  August 20, 2007